As filed with the Securities and Exchange Commission October 8, 1997

                              File Nos. 333-35065
                                    811-3626

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-14

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Post-Effective Amendment No. 1


                           CITIZENS INVESTMENT TRUST
               (Exact Name of Registrant as Specified in Charter)

                               One Harbour Place
                                   Suite 525
                              Portsmouth, NH 03801
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, Including Area Code: (603) 436-5152


                                 Sophia Collier
                               One Harbour Place
                                   Suite 525
                              Portsmouth, NH 03801
                    (Name and Address of Agent for Service)


It is proposed that this filing become effective immediately pursuant to paragraph (b) of Rule 485.

Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Registrant previously has registered an indefinite number of securities under the Securities Act of 1933. The Notice required by Rule 24f-2 was filed by the Registrant for its most recent fiscal year on August 28, 1997.



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CITIZENS INVESTMENT TRUST
FORM N-14 CROSS-REFERENCE PAGE

PART A:  INFORMATION REQUIRED IN THE PROSPECTUS


Item 1.     Beginning of Registration         Cover Page
            Statement and Outside Front
            Cover Page of Prospectus

Item 2.     Beginning and Outside Back        Back Page
            Cover Page of Prospectus

Item 3.     Fee Table, Synopsis               Summary; Investment Policies
            Information and Risk Factors      and Risk Factors

Item 4.     Information About the             Summary; Description of the
            Transaction                       Reorganization; Additional
                                              Information About the
                                              Transaction

Item 5.     Information About the             Investment Policies and Risk
            Registrant                        Factors; The People and
                                              Operations of Citizens Trust;
                                              Additional Information About
                                              the Transaction; Additional
                                              Information About the E-fund
                                              and Working Assets Money Market
                                              Portfolios

Item 6.     Information About the             Summary; Investment Policies
            Company Being Acquired            and Risk Factors; Factors
                                              Considered by the Board of
                                              Trustees Before Recommending
                                              This Transaction; Additional
                                              Information About the Transaction;
                                              Additional Information About the
                                              E-fund and Working Assets Money
                                              Market Portfolios

Item 7.     Voting Information                Voting Information

Item 8.     Interest of Certain               Description of the Reorganization;
            Persons and Experts               The People and Operations of
                                              Citizens Trust; Financial
                                              Statements and Expert Advice


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Item 9.   Additional Information              Not Applicable
          Required for Reoffering by
          Persons Deemed to be
          Underwriters


PART B:  INFORMATION
REQUIRED IN THE STATEMENT OF ADDITIONAL INFORMATION

Item 10.  Cover Page                          Cover Page


Item 11.  Table of Contents                   Table of Contents


Item 12.  Additional Information              Investment Policies and Risk
                                              Factors; About the Registrant
                                              The People and Operations of
                                              Citizens Trust; Additional
                                              Information About the Transaction;
                                              Additional Information About the
                                              E-fund and Working Assets Money
                                              Market Portfolios

Item 13.  Additional Information              Summary; Investment Policies and
          About the Company                   Risk Factors; Factors Considered
          Being Acquired                      by the Board of Trustees Before
                                              Recommending This Transaction;
                                              Additional Information About
                                              the Transaction; Additional
                                              Information About the E-fund and
                                              Working Assets Money Market
                                              Portfolios

Item 14.  Financial Statements Additional     Information About the
                                              Transaction

PART C:   INFORMATION

Item 15.  Indemnification                     Indemnification

Item 16.  Exhibits                            Exhibits

Item 17.  Undertakings                        Undertakings


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CITIZENS INVESTMENT TRUST
Citizens Income Portfolio
Citizens Index Portfolio
Citizens Emerging Growth Portfolio
Citizens Global Equity Portfolio
Working Assets Money Market Portfolio
E-fund


One Harbour Place
Suite 525
Portsmouth, New Hampshire 03801
Phone: (800) 223-7010

Part A and Part B to this Post-effective Amendment No. 1 are incorporated by reference herein to Citizens Investment Trust's registration statement on Form N-14, as filed with the SEC on September 5, 1997 (File No. 333-35065, Accession No. 0000950146-97-001409).



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OTHER INFORMATION

ITEM 15.  INDEMNIFICATION:

     Article VII, Section 12, of the Agreement and Declaration of Trust, provides that the Trust shall indemnify any person who was or is a party or is threatened to be made a party to any proceeding by reason of the fact that such person is or was an agent of the Trust, against expenses, judgments, fines, settlements and other amounts actually and reasonably incurred in connection with such proceeding if that person acted in good faith and reasonably believed her/his conduct to be in the best interest of the Trust. Indemnification will not be provided in certain circumstances, however, including instance of willful misfeasance, bad faith, gross negligence and reckless disregard of the duties involved in the conduct of the particular office involved.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to the trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange ommission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable in the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 16.  EXHIBITS:

      (1)  declaration of trust***
      (2)  by-laws***
      (3)  not applicable
      (4)  copies of the agreement of reorganization**
      (5)  not applicable
      (6)  management agreement:
           (a) management agreement*
           (b) renewal of management agreement***
           (c)  amendment to management agreement dated May 30, 1996***
           (d) form of sub-investment advisory agreement ***
      (7)  distribution agreement:
           (a) distribution agreement, as amended *
           (b) renewal of distribution agreement ***


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           (c) amendment to distribution agreement dated May 6, 1996***
           (d) amendment to  distribution  agreement  dated May 30, 1996***
      (8)  not applicable
      (9)  custodian agreement****
      (10) Rule 12b-1 distribution plan *
      (11) opinion and consent of counsel as to the legality of the securities being registered**
      (12) not applicable
      (13) other material contracts:
           (a) administrative agreement as amended *
           (b) amendment to administrative agreement ***
      (14) consent of independent certified public accountants as to use of their report **
      (15) not applicable
      (16) power of attorneys *****
      (17a)Rule 24f-2 Notice of Election of Registrant ******
      (17b)Prospectus for the Trust dated September 28, 1996, as amended March 28, 1997, and as further amended May 1, 1997, and
           June 18, 1997 *******
      (17c)Statement of Additional Information for the Trust, dated September 26, 1996, as amended March 28, 1997 ********
      (17d)Annual Report to Shareholders of the Trust for the fiscal year ended June 30, 1997 *********
___________________

* Incorporated by reference to Amendment No. 27 to the Registrant's Registration Statement (File No. 2-80886), as filed with the
         Securities and Exchange Commission on June 27, 1995.
**       Incorporated by reference to the Registrant's N-14
         File No. 333-35065; Accession No. 0000950146-97-001409), as filed with the Securities and Exchange Commission on September 5, 1997.
*** Incorporated by reference to Amendment No. 34 to the Registrant's Registration Statement (File No. 2-80886), as filed with the Securities and Exchange Commission on June 21, 1996.
**** Incorporated by reference to Amendment No. 35 to the Registrant's Registration Statement (File No. 2-80886), as filed with the
         Securities and Exchange Commission on September 27, 1996.
***** Incorporated by reference to Amendment Nos. 12 and 14 to the Registrant's Registration Statement (File No. 2-80886), as filed with the Securities and Exchange Commission on May 15, 1992.
****** Incorporated by reference to the Registrant's notice pursuant to Rule 24f-2 (Accession No. 0000929638-97-000212), as filed with the Securities and Exchange Commission on August 28, 1997.

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*******   Incorporated by reference to the Registrant's filings with the
          Securities and Exchange Commission dated September 28, 1996, March 28, 1997, May 2, 1997 and June 18, 1997 (File No. 2-80886).
******** Incorporated by reference to the Registrant's filings with the Securities and Exchange Commission dated October 31, 1996 and March 28, 1997 (File No. 2-80886).
********* Incorporated by reference to the Registrant's Annual Report for the year ended June 30, 1997, as filed with the Securities and Exchange Commission (Accession No. 0000950146-96-001499) on August 28, 1997.


ITEM 17.  UNDERTAKINGS:

     (1) The undersigned registrant agrees that, prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

     (2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1), above, will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

     (3) The undersigned registrant agrees to file, by post-effective amendment, an opinion of counsel or a copy of an Internal Revenue Service opinion supporting the tax consequences of the proposed reorganization within a reasonable time after receipt of such opinion or ruling.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Portsmouth, and State of New Hampshire, on the 8th day of October 1997.


                                    CITIZENS INVESTMENT TRUST
                                          Sophia Collier


                                    By   Sophia Collier
                                         Sophia Collier, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


/s/ Sophia Collier *
____________________________   Trustee
    Sophia Collier             President and                   October 8, 1997
                               Principal Executive,
                               Principal Accounting and
                               Principal Financial Officer

/s/   Azie Taylor Morton *
----------------------------   Trustee                         October 8, 1997
     (Azie Taylor Morton)

/s/   William Glenn *
----------------------------   Trustee                         October 8, 1997
     (William Glenn)

/s/   Ada Sanchez    *
----------------------------   Trustee                         October 8, 1997
    (Ada Sanchez)


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/s/   J.D. Nelson *
----------------------------   Trustee                         October 8, 1997
     (J.D. Nelson)


/s/   Juliana Eades *
----------------------------   Trustee                         October 8, 1997
    (Juliana Eades)


/s/   Lokelani Devone*
----------------------------   Trustee                         October 8, 1997
     (Lokelani Devone)


*  By Sophia Collier      Sophia Collier
      Attorney in Fact

     See Power of Attorney dated May 15, 1992, filed with the commission on May 15, 1992 as part of Citizens Trust Post Effective Amendment #12.

     See Power of Attorney dated November 12, 1992, filed with the commission on November 12, 1992 as part of Citizens Trust Post Effective
     Amendment #14.